LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	December 31,
	2016	2015
	(In thousands)
Match Group Debt:
6.75% Senior Notes due December 15, 2022 (the "2015 Match Group Senior Notes"); interest payable each June 15 and December 15, which commenced on June 15, 2016	$445,172	$445,172
6.375% Senior Notes due June 1, 2024 (the "2016 Match Group Senior Notes"); interest payable each June 1 and December 1, which commenced on December 1, 2016	400,000	—
Match Group Term Loan due November 16, 2022 (a)	350,000	800,000
Total Match Group long-term debt	1,195,172	1,245,172
Less: Current maturities of Match Group long-term debt	—	40,000
Less: Unamortized original issue discount and original issue premium, net	5,245	11,691
Less: Unamortized debt issuance costs	13,434	16,610
Total Match Group debt, net of current maturities	1,176,493	1,176,871

IAC Debt:
4.875% Senior Notes due November 30, 2018 (the "2013 Senior Notes"); interest payable each May 30 and November 30, which commenced on May 30, 2014	390,214	500,000
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15, which commenced on June 15, 2013	38,109	54,732
Total IAC long-term debt	428,323	554,732
Less: Current portion of IAC long-term debt	20,000	—
Less: Unamortized debt issuance costs	2,332	4,649
Total IAC debt, net of current portion	405,991	550,083

Total long-term debt, net of current portion	$1,582,484	$1,726,954
________________________

(a)
The Match Group Term Loan matures on November 16, 2022; provided that, if any of the 2015 Match Group Senior Notes remain outstanding on the date that is 91 days prior to the maturity date of the 2015 Match Group Senior Notes, the Match Group Term Loan maturity date shall be the date that is 91 days prior to the maturity date of the 2015 Match Group Senior Notes.

Schedule of Debt Instrument Redemption
Thereafter, these notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Year	Percentage
2019	104.781%
2020	103.188%
2021	101.594%
2022 and thereafter	100.000%
Thereafter, the 2015 Match Group Senior Notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%
The Company may redeem the 2013 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on November 30 of the years indicated below:

Year	Percentage
2016	101.625%
2017 and thereafter	100.000%

Schedule of Aggregate Contractual Maturities of Long-term Debt
Long-term debt maturities:

Years Ending December 31,	(In thousands)
2018	$390,214
2022	833,281
2024	400,000
Total	1,623,495
Less: Current portion of long-term debt	20,000
Less: Unamortized original issue discount and original issue premium, net	5,245
Less: Unamortized debt issuance costs	15,766
Total long term debt, net of current portion	$1,582,484